Organization and Principal Activities	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

On August 28, 2020, Etao International Co, Ltd. (“Etao” or the “Company”) was founded in Cayman Islands. The Company is controlled by the major shareholders: Etao International Group Inc. (“Etao Delaware”) and WSHP Capital LLC (“WSHP Capital”) which are domiciled in the State of Delaware and State of New York, respectively. On September 17, 2020, Etao International Group Co. Limited (“Etao HK”) was founded in Hong Kong. On September 24, 2020, Etao Global Holdings (“Etao Global”) was formed in the British Virgin Islands. On December 1, 2020, ETAO International Medical Technology Ltd. (“ETAO China”) was formed as a Wholly Foreign-Owned Entity in the People’s Republic of China.

From March 15, 2021 till June 30, 2021, Etao signed a series of VIE agreements and issued 14,704,271 shares to acquire majority shares of 11 companies in China. Through VIE agreements, Etao China controls 11 entities in China, including 6 hospitals and chain clinics, 4 technology related healthcare companies and 1 insurance brokerage agency.

Offline hospitals mainly involve general hospitals and various specialized hospitals. The hospitals’ income consists of drug, Diagnosis, Examination, Treatment, Assay, Nursing, Materials and so on. Guiyang Tianlun Hospital mainly provides maternity, health and reproductive services; Civil Hospital (Mengzhou City) and Changxing Zhizhou Hospital are second-level general hospitals with all departments, including medical treatment, scientific research, teaching, prevention, rehabilitation and healthcare, and pension service; Qianhu Medical Management provides advanced technology and excellent service for every beauty seeker. Kangning (Henyang) Healthcare Management is the first medical examination separation one-stop service institutions in Hengyang City, for individuals and groups to provide health examination, medical, family doctor, chronic disease management and other all-round personalized services. In the current situation of scarce medical resources in China, Kangning (Henyang) Healthcare Management provides another effective disease prevention, control solution and better medical experience for individuals, enterprises, public institutions and government agencies. Due to disputes with minority shareholders of Qianhu Medical, the Company lost control of Qianhu Medical in 2022. Therefore, the Company made full impairment of its equity cost in Qianhu Medical as of January 1, 2022 and the comparative figures of 2021 was restated to carve out Qianhu Medical from continuing business.

Aaliance Insurance Broker is mainly engaged in Insurance, reinsurance brokerage and risk management consulting, representing and selling products of various Insurance companies in China. The company has the insurance brokerage business license, national large enterprise group insurance business bidding qualification. Aaliance Insurance Broker focuses on comprehensive insurance services, in-depth scene, customized products, and relies on O2O online and offline three-dimensional services, to create a real comprehensive platform of insurance services.

Each technology has its own unique competitiveness. Chain Workshop is a leading digital healthcare provider in “Internet” + “healthcare” (artificial intelligence, big data, cloud computing, blockchain, etc.). Its core businesses include six major sections: internet hospital, cloud pharmacy, AI diagnosis, chronic disease management, internet doctor, international remote consultation. Each technology also provides technology development services for internet hospitals outside the system, to participate in and promote the development of informatization, digitalization and intellectualization of the medical industry with the guidance of industry application and customer demand.

Etao through Etao HK and its subsidiaries, VIE and VIE’s subsidiaries, primarily engages in healthcare related businesses in the People’s Republic of China (“PRC” or “China”).

As of December 31, 2022, Etao Hong Kong’s major subsidiaries and consolidated VIE are as follows:

Name	Date of Incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
ETAO International Medical Technology Ltd.	August 31, 2020	100%	WFOE, Technology

VIE and subsidiaries of VIE
Aaliance Insurance Brokers Co., Ltd and its 20 branches in China	July 14, 2010	VIE, 85% owned	Insurance Broker
Shanghai Weimin Info-tech Co., Ltd	November 10, 2017	100% owned subsidiary of 85% owned VIE	Software, online advertising support
Shandong Duorui Info-tech Co., Ltd.	March 6, 2019	70% owned subsidiary of 85% owned VIE	Software, online advertising support
Shandong Jingkai Info-tech Co., Ltd.	August 11, 2020	70% owned subsidiary of 85% owned VIE	Software, online advertising support
Jiangxi Qianhu Healthcare Group (Qianhu)	July 1, 2019	51% owned VIE	Cosmetology Hospital
Changsha Zhuoermei Medical Cosmetology Co., Ltd	February 14, 2010	100% owned subsidiary of 51% owned VIE	Cosmetology Hospital
Yichun Aicite Medical Cosmetology Co., Ltd.	March 6, 2018	100% owned subsidiary of 51% owned VIE	Cosmetology Hospital
Nanchang Ailaifu Medical Cosmetology Co., Ltd.	September 11, 2015	80% owned subsidiary of 51% owned VIE	Cosmetology Hospital
Nanchang Hongpingguo Medical Cosmetology Co., Ltd.	September 30, 2016	80% owned subsidiary of 51% owned VIE	Cosmetology Hospital
Changsha Keyanmei Medical Cosmetology Co., Ltd.	June 23, 2015	51% owned subsidiary of 51% owned VIE	Cosmetology Hospital
Hangzhou 6D Dental Medical Technology Co., LTD	August 30, 2010	51% owned VIE	Dental
Quzhou 6D Dental Clinic Co., LTD	, March,16，2015	51% owned subsidiary of 51% owned VIE	Dental
Hangzhou Sunsmile Dental Clinic	May 18, 2017	60% owned subsidiary of 51% owned VIE	Dental
Chain Workshop (Beijing) Co.,Ltd.	August 27, 2003	100% owned VIE	AI, online healthcare
Shenzhen Gingularity Information Technology Co., Ltd	February 17, 2017	100% owned subsidiary of 100% owned VIE	AI, online healthcare
Nanjing Changguan Info-tech Co., Ltd.	January 5, 2010	51% owned subsidiary of 100% owned VIE	AI, online healthcare
Hunan Zhichao Healthcare Technology Limited	August 17, 2017	51% owned VIE	Healthcare technology
Henyang Kangning Health Management Limited	April 28, 2015	51% owned VIE	Health management
Guiyang Tianlun Infertility Hospital Limited	March 29, 2021	51% owned VIE	Hospital
Mengzhou Minsheng Hospital Limited	May 11, 2018	51% owned VIE	Hospital
Changxing Zhizhou Hospital Limited	March 5, 2019	51% owned VIE	Hospital
Beijing Baihuabaihui Biotech Limited	January 22, 2014	55% owned VIE	Bio-tech
Beijing Dnurse Technology Co.,Ltd	July 30, 2013	67.39% owned VIE	Nursing

Etao, its subsidiaries, its VIEs and VIE’s subsidiaries are hereinafter collectively referred to as the “Company”.

The VIE Agreements

Etao International healthcare Technology Co., Ltd, WOFE of Etao, has entered into the following contractual arrangements with VIEs and their shareholders, that enable the Company to (i) have power to direct the activities that most significantly affect the performance of these VIEs and their subsidiaries, and (ii) receive the benefits of VIEs and their subsidiaries that could be significant to VIEs and its subsidiaries. VIEs are fully and exclusively responsible for the management of VIEs and its subsidiaries, absorbs all risk of losses of VIEs and their subsidiaries and has the exclusive right to exercise all voting rights of VIEs’ shareholders. Therefore, Etao is considered as the ultimate primary beneficiary of these VIEs and their subsidiaries and has consolidated these VIEs and their subsidiaries’ assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

Exclusive Business Cooperation Agreement

Etao International Healthcare Technology Co., Ltd. (“the WOFE”) entered into an Exclusive Business Cooperation Agreement with 11 VIEs , pursuant to which the WOFE has the exclusive right to provide the 11 VIEs with technical services, management consulting and operation support in return for certain fees typically calculated to shift, from 51% to 100% of, VIEs’ operating profits to the WOFE, and the operating profits shall consist of the VIEs’ total consolidated profit, after deduction of any accumulated deficit in the preceding financial year(s), working capital, expenses, taxes and other statutory contributions. Without the WOFE’s prior written consent, VIEs may not accept any services subject to this agreement from any third party. The WOFE will have the exclusive ownership of all intellectual property rights created as a result of the performance of this agreement. This Agreement may be terminated (i) with the WOFE written consent, (ii) or when VIEs goes bankrupt or are liquidated in accordance with the applicable laws.

Exclusive Option Agreement

The Exclusive Option Agreement entered into by and among the WOFE and the VIEs. Pursuant to the Exclusive Option Agreement, Registered Shareholders irrevocably granted the WOFE or any third party designated by the WOFE an option to purchase all or part of their equity interests as agreed in Exclusive Business Co-operation Agreement (collectively, Granted Equity Interests) in VIEs and their subsidiaries at any time at a price determined at the WOFE’s discretion or in accordance with the applicable laws.

Without the WOFE’s prior written consent, VIEs and their shareholders agreed not to, among other things: (i) amend the articles of association of the VIES; (ii) increase or decrease the registered capital of the VIEs; (iii) change VIEs’ business activities; (iv) alter VIEs’ capital structure; (v) sell, assign, mortgage or dispose of any legal or beneficial rights to or in any of VIEs’ assets, business, or revenue; (vi) incur, assume or guarantee any debts, except for debts incurred in the ordinary course of business; (vii) enter into any material contract, except for contracts entered in the ordinary course of business; (viii) merge or consolidate with any third party or acquire or invest in any third party. Registered Shareholders have further covenanted, among other things, that not to distribute dividends Without the WOFE’s prior written consent. This Agreement will continue with full force and effect until the date when the Granted Equity Interests held by Registered Shareholders have been transferred to the WOFE or any third party designated by the WOFE.

Power of Attorney

Each shareholder of VIEs, executed Power of Attorney to irrevocably authorize the WOFE or any person(s) designated by the WOFE to act as its attorney-in-fact to exercise all of its rights as a shareholder of the VIEs, including, but not limited to, the right to receive all notices regarding the shareholders’ meetings, vote, make decisions and sign relevant documents as a shareholder. This agreement is effective and irrevocable until all of each shareholder’s equity interest in the VIEs has been transferred to these VIEs or the person(s) designated by the WOFE.

Equity Pledge Agreement

Under the Equity Interest Pledge Agreement signed by and among the WOFE and each shareholder of the VIEs, the shareholders of these VIEs have agreed to pledge equity interest in the VIEs as defined in the Exclusive Business Cooperation Agreement to the WOFE to guarantee the performance obligations of the VIEs under the Exclusive Service Agreement and the Exclusive Option Agreement. If any of VIEs or its Registered Shareholders breach their contractual obligations under these agreements, the WOFE, as pledgee, will have the right to exercise the Pledge. The Registered Shareholders also agreed that, without prior written consent of the WOFE, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests.

Spousal Consent Letter

The spouses of each shareholder of the VIEs have each signed Spousal Consent Letters. Under the Spousal Consent Letter, the signing spouse unconditionally and irrevocably has agreed to : (i) the execution by his or her spouse of the above-mentioned Exclusive Business Cooperation Agreement, Exclusive Option Agreement, Power of Attorney and Equity Pledge Agreement, (ii) waive any right or benefits on Granted Equity Interests and assets in accordance with applicable laws, and confirm that he or she will not have any claim on such equity interests and assets; (iii) and he or she has not and does not intend to participate in the operation and management or other voting matters of the VIEs. In addition, in the event that the spouse obtains any equity interest in the VIEs held by his or her spouse for any reason, he or she agrees to be bound by and sign any legal documents substantially similar to the contractual arrangements entered into by his or her spouse.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could, among others:

●	revoke business and operating licenses of Etao’s PRC subsidiary and VIE;

●	levy fines on Etao’s PRC subsidiary and VIE;

●	shut down services of Etao’s PRC subsidiary and VIE;

●	discontinue or restrict Etao’s PRC subsidiary and VIE’s operations in China;

●	impose conditions or requirements with which Etao’s PRC subsidiary and VIE may not be able to comply;

●	require Etao or Etao’s PRC subsidiary and VIE to restructure the relevant ownership structure or operations;

●	restrict or prohibit Etao’s use of the proceeds of the additional public offering to finance Etao’s business and operations in China; and

●	take other regulatory or enforcement actions that could be harmful to Etao’s or Etao’s PRC subsidiary and VIE’s business.

Etao’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, Etao may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to exert effective control over the VIE and their respective shareholders and it may lose the ability to receive economic benefits from the VIE. Etao, however, does not believe such actions would result in the liquidation or dissolution of Etao, its PRC subsidiaries and VIE.

The interests of the shareholders of VIE may diverge from that of Etao and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing VIE not to pay the service fees when required to do so. Etao cannot assure that when conflicts of interest arise, shareholders of VIE will act in the best interests of Etao or that conflicts of interests will be resolved in Etao’s favor. Etao believes the shareholders of VIE will not act contrary to any of the contractual arrangements and the exclusive option agreements provide Etao with a mechanism to remove the current shareholders of VIE should they act to the detriment of Etao. Etao relies on certain current shareholders of VIE to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of Etao. If Etao cannot resolve any conflicts of interest or disputes between Etao and the shareholders of VIE, Etao would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The following financial information of the VIE and VIE’s subsidiaries were included in the accompanying consolidated financial statements as of December 31, 2022 and December 31, 2021, and for the year ended December 31, 2022 and 2021:

Condensed consolidated Statements of Operations Information

	For the year ended December 31, 2022
	Etao	WOFE		VIE	Elimination		Consolidated
Revenues	$—		$—	$58,060,025		$—	$58,060,025
Cost of revenues	$—		$—	$(39,060,362)		$—	$(39,060,362)
Gross profit	$—		$—	$18,999,663		$—	$18,999,663

Selling expenses	$—		$—	$(7,570,575)		$—	$(7,570,575)
General and administrative expenses	$(737,139,678)	$		$(9,306,538)			$(746,446,216)
Research and development expenses	$—		$—	$(2,129,176)		$—	$(2,129,176)
Total operating expenses	$(737,139,678)		$—	$(19,006,289)		$—	$(756,145,967)
Income (loss) from operations	$(737,139,678)		$—	$(6,627)		$—	$(737,146,304)
Total other income (loss)	$(158,993,531)		$—	$(198,126)		$—	$(159,191,657)
Profit (loss) before income tax expense	$(896,133,209)	$		$(204,752)	$		$(896,337,961)
Income tax expense	$—		$—	$(657,092)		$—	$(657,093)
Net loss from continuing business	$(896,133,209)		$—	$(861,845)	$		$(896,995,054)
Discontinued operation loss	$—		$—	$—		$—	$—
Non-controlling interest (income) loss	$111,656		$—	$205,639	$		$317,295
Net loss attributed to shareholders	$(896,021,553)		$—	$(656,206)		$—	$(896,677,759)
Other comprehensive income	$—		$—	$(1,465,325)		$—	$(1,465,325)
Comprehensive loss	$(896,021,553)		$—	$(2,121,531)		$—	$(898,143,084)

	For the year ended December 31, 2021
	Etao	WOFE		VIE	Elimination		Consolidated
Revenues	$—		$—	$53,337,278		$—	$53,337,278
Cost of revenues	$—		$—	$(37,072,061)		$—	$(37,072,061)
Gross profit	$—		$—	$16,265,217		$—	$16,265,217

Selling expenses	$—		$—	$(5,693,125)		$—	$(5,693,125)
General and administrative expenses	$(5,315,349)	$		$(9,763,223)			$(15,078,572)
Research and development expenses	$—		$—	$(918,631)		$—	$(918,630)
Total operating expenses	$(5,315,349)		$—	$(16,374,978)		$—	$(21,690,327)
Income (loss) from operations	$(5,315,349)		$—	$(109,761)		$—	$(5,425,110)
Total other income (loss)	$(3,766,000)		$—	$(257,261)		$—	$(4,023,261)
Profit (loss) before income tax expense	$(9,081,349)	$		$(367,022)	$		$(9,448,371)
Income tax expense	$—		$—	$(504,111)		$—	$(504,112)
Net loss from continuing business	$(9,081,349)		$—	$(871,134)	$		$(9,952,483)
Discontinued operation loss	$—		$—	$(631,486)		$—	$(631,486)
Non-controlling interest (income) loss	$220,177		$—	$(179,571)	$		$40,606
Net loss attributed to shareholders	$(8,861,172)		$—	$(1,682,191)		$—	$(10,543,363)
Other comprehensive income	$—		$—	$352,192		$—	$352,192
Comprehensive loss	$(8,861,172)		$—	$(1,329,999)		$—	$(10,191,171)

Condensed consolidated Balance Sheets Information

	As of December 31, 2022
	Parent	WOFE	VIE	Elimination		Consolidated
Cash and cash equivalents	$—	$—	$8,933,208		$—	$8,933,208
Restricted cash, current	$—	$—	$2,328,230		$—	$2,328,230
Short-term investment	$—	$—	$2,900,880		$—	$2,900,880
Accounts receivable, net	$—	$—	$8,096,347		$—	$8,096,347
Advances to suppliers	$—	$—	$315,502		$—	$315,502
Prepaid expenses and other receivables, net	$—	$—	$1,877,354		$—	$1,877,354
Inventories	$—	$—	$1,989,393		$—	$1,989,393
Current assets of discontinued operation	$—	$—	$—		$—	$—
Total current assets	$—	$—	$26,440,914		$—	$26,440,914
Restricted cash, non-current	$—	$—	$725,171		$—	$725,171
Long-term Investment	$158,588,161	$—	$—		$(158,588,161)	$—
Property, plants and equipment, net	$—	$—	$17,687,745		$—	$17,687,745
Intangible assets, net	$—	$—	$607,881		$—	$607,881
Goodwill	$—	$—	$—		$—	$—
Prepayment for investments in real property	$—	$—	$—		$—	$—
Land use right, net	$—	$—	$501,555		$—	$501,555
Deferred tax assets, net	$—	$—	$96,812		$—	$96,812
Finance lease assets	$—	$—	$1,123,877		$—	$1,123,877
Right-of-use assets	$—	$—	$5,351,870		$—	$5,351,870
Security deposits	$—	$—	$45,688		$—	$45,687
Related party receivable	$—	$—	$7,062,016		$(6,653,707)	$408,309
Non-current assets of discontinued operation	$—	$—	$—		$—	$—
Total non-current assets	$158,588,161	$—	$33,202,614		$(165,241,868)	$26,548,907
TOTAL ASSETS	$158,588,161	$—	$59,643,528		$(165,241,868)	$52,989,821

Bank loans	$—	$—	$2,359,462		$—	$2,359,462
Long-term bank loan – current portion	$—	$—	$—		$—	$—
Note payable	$—	$—	$3,102,103		$—	$3,102,103
Accounts payable	$—	$—	$7,563,542		$—	$7,563,542
Contract liabilities	$—	$—	$748,296		$—	$748,296
Accrued expenses and other current liabilities	$—	$—	$18,585,015		$—	$18,585,015
Finance lease payable, current	$—	$—	$842,871		$—	$842,871
Operating lease payable, current	$—	$—	$1,245,130		$—	$1,245,130
Current liabilities of discontinued operation	$—	$—	$—		$—	$—
Total current liabilities	$—	$—	$34,446,419		$—	$34,446,419
Non-current liabilities of discontinued operation	$—	$—	$—		$—	$—
Related parties payable	23,359,961		2,472,763		(6,653,707)	19,179,017
Finance lease payable, non-current	$—	$—	$1,064,104		$—	$1,064,104
Operating lease payable, non-current	$—	$—	$4,280,617		$—	$4,280,617
TOTAL LIABILITIES	$23,359,961	$—	$42,263,903	$		$58,970,157

Class B ordinary shares (US$0.0001 par value per share; 3,300,000 shares issued and outstanding as of December 31, 2022 and December 31, 2021;	$330	$—	$—		$—	$330
Class A ordinary shares (US$0.0001 par value per share; 96,700,000 and 23,100,500 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively;	$9,670	$—	$23,180,227		$(23,180,227)	$9,670
Additional paid-in capital	$893,043,710	$—	$17,575,875		$(17,592,609)	$893,026,975
Subscription receivable	$—	$—	$—		$—	$—
Statutory reserve	$—	$—	$16,735		$—	$16,735
Accumulated deficit	$(757,825,510)	$—	$(22,758,765)		$(126,955,029)	$(907,539,304)
Accumulated other comprehensive income/(loss)	$—	$—	$(1,113,133)		$—	$(1,113,133)
Etao’s shareholders’ equity/(deficits)	$135,228,200	$—	$16,900,938		$(167,727,865)	$(15,598,728)
Non-controlling interest	$—	$—	$478,688		$9,139,704	$9,618,392
TOTAL EQUITY/(DEFICITS)	$135,228,200	$—	$17,379,625		$(158,588,161)	$(5,980,336)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$158,588,161	$—	$59,643,528		$(165,241,868)	$52,989,821

	As of December 31, 2021
	Parent	WOFE	VIE	Elimination	Consolidated
Cash and cash equivalents	$—	$—	$4,727,210	$—	$4,727,210
Restricted cash, current	$—	$—	$6,281,783	$—	$6,281,783
Short-term investment	$—	$—	$—	$—	$—
Accounts receivable, net	$—	$—	$8,716,261	$—	$8,716,261
Advances to suppliers	$—	$—	$498,207	$—	$498,207
Prepaid expenses and other receivables, net	$—	$—	$3,499,945	$—	$3,499,945
Inventories	$—	$—	$2,079,947	$—	$2,079,947
Current assets of discontinued operation	$—	$—	$728,210	$—	$728,210
Total current assets	$—	$—	$26,531,563	$—	$26,531,563
Restricted cash, non-current	$—	$—	$792,074	$—	$792,074
Long-term Investment	$173,640,463	$—	$—	$(173,640,463)	$—
Property, plants and equipment, net	$—	$—	$19,334,008	$—	$19,334,008
Intangible assets, net	$—	$—	$817,640	$—	$817,640
Goodwill	$—	$—	$—	$160,128,167	$160,128,167
Prepayment for investments in real property	$—	$—	$874,403	$—	$874,403
Land use right, net	$—	$—	$556,551	$—	$556,551
Deferred tax assets, net	$—	$—	$89,109	$—	$89,109
Finance lease assets	$—	$—	$1,446,490	$—	$1,446,490
Right-of-use assets	$—	$—	$7,223,995	$—	$7,223,995
Security deposits	$—	$—	$84,233	$—	$84,233
Related party receivable	$—	$—	$4,095,359	$(3,650,127)	$445,232
Non-current assets of discontinued operation	$—	$—	$3,783,940	$—	$3,783,940
Total non-current assets	$173,640,463	$—	$39,097,803	$(17,162,423)	$195,575,843
TOTAL ASSETS	$173,640,463	$—	$65,629,365	$(17,162,423)	$222,107,405

Bank loans	$—	$—	$3,149,407	$—	$3,149,407
Long-term bank loan – current portion	$—	$—	$375,701	$—	$375,701
Note payable	$—	$—	$3,797,706	$—	$3,797,706
Accounts payable	$—	$—	$7,366,582	$—	$7,366,582
Contract liabilities	$—	$—	$778,125	$—	$778,125
Accrued expenses and other current liabilities	$—	$—	$15,221,163	$—	$15,221,163
Finance lease payable, current	$—	$—	$1,376,410	$—	$1,376,410
Operating lease payable, current	$—	$—	$1,402,727	$—	$1,402,727
Current liabilities of discontinued operation	$—	$—	$5,056,394	$—	$5,056,394
Total current liabilities	$—	$—	$38,524,215	$—	$38,524,215
Non-current liabilities of discontinued operation	$—	$—	$2,348,149	$—	$2,348,149
Related parties payable	23,359,961		1,998,192	(3,650,127)	21,179,818
Finance lease payable, non-current	$—	$—	$1,391	$—	$1,391
Operating lease payable, non-current	$—	$—	$5,790,397	$—	$5,790,397
TOTAL LIABILITIES	$23,359,961	$—	$48,662,345	$(3,650,127)	$67,843,970

Class B ordinary shares (US$0.0001 par value per share; 3,300,000 shares issued and outstanding as of December 31, 2022 and December 31, 2021;	$330	$—	$—	$—	$330
Class A ordinary shares (US$0.0001 par value per share; 96,700,000 and 23,100,500 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively;	$2,310	$—	$25,709,251	$(25,709,251)	$2,310
Additional paid-in capital	$157,056,070	$—	$17,575,875	$(17,592,609)	$157,039,335
Subscription receivable	$(616,469)	$—	$—	$—	$(616,469)
Statutory reserve	$—	$—	$16,735	$—	$16,735
Accumulated deficit	$(5,633,531)	$—	$(26,856,358)	$21,628,344	$(10,861,545)
Accumulated other comprehensive income/(loss)	$—	$—	$352,192	$—	$352,192
Etao’s shareholders’ equity/(deficits)	$150,808,710	$—	$16,797,694	$(21,673,516)	$145,932,888
Non-controlling interest	$—	$—	$169,326	$8,161,220	$8,330,546
TOTAL EQUITY/(DEFICITS)	$150,808,710	$—	$16,967,020	$(13,512,296)	$154,263,434
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$173,640,463	$—	$65,629,365	$(17,162,423)	$222,107,405

Condensed Consolidated Cash Flows Information

	For the year ended December 31, 2022
	Etao		WOFE	VIE		Elimination		Consolidated
Net loss from continuing business		$(896,133,209)	$—		$(861,845)		$—		$(896,995,054)
Adjustment:		$—	$—	$			—	$
Depreciation and amortization		$—	$—		$1,951,902		$—		$1,951,902
Bad debt provision		$—	$—		$1,070,148		—		$1,070,148
Impairment for equity investment		$158,993,531	$—		$305,561		$—		$159,299,092
Shares issued for compensation		$735,995,000	$—		$—		—		$735,995,000
Changes in operating assets:				$		$
Decrease/(increase) of restricted cash, current		$—	$—		$3,544,888		—		$3,544,888
Decrease/(increase) of accounts receivable		$—	$—		$(155,495)		$—		$(155,495)
Decrease/(increase) of advances to suppliers		$—	$—		$146,777		—		$146,777
Decrease/(increase) of prepaid expenses and other receivables		$—	$—		$341,116		$—		$341,115
Decrease/(increase) of inventories		$—	$—		$(75,725)		—		$(75,725)
Decrease/(increase) of deferred tax assets		$—	$—		$(15,107)		$—		$(15,107)
Increase/(decrease) of accounts payable		$—	$—		$798,416		—		$798,416
Increase/(decrease) of advances from customers		$—	$—		$32,476		$—		$32,476
Increase/(decrease) of accrued expenses and other payables		$—	$—		$4,678,246		—		$4,678,245
Increase/(decrease) of lease liabilities		$—	$—		$207,209		$—		$207,209
Cash (used in) / provided by operating activities		$(1,144,678)	$—		$11,968,566		—		$10,823,888

Purchase of property, plant and equipment		$—	$—		$(624,363)		—		$(624,363)
Acquiring of intangible assets and long-term prepaid expenses		$—	$—		$(9,533)		$—		$(9,533)
Payment for short-term investment		$—	$—		$(2,971,162)		—		$(2,971,162)
Proceeds for equity investment		$—	$—		$—		$—		$—
Proceeds from disposal of investment in real property		$—	$—		$—		—		$—
Proceeds from rental deposit		$—	$—		$32,656		$—		$32,656
Cash increased by acquisition		$—	$—		$—		—		$—
Cash provided by / (used in) investing activities		$—	$—		$(3,572,402)		$—		$(3,572,402)

Proceeds/(repayment) of bank loans, net		$—	$—		$(908,357)		$—		$(908,357)
Proceeds/(repayment) of note payable, net		$—	$—		$(404,846)		—		$(404,845)
Proceeds/(repayment) from related parties		$528,209	$—		$(3,045,757)		$—		$(2,517,548)
Repayment of finance lease liability		$—	$—		$653,595		—		$653,595
Proceeds from allotment of shares		$616,469	$—		$—		$—		$616,469
Cash provided by / (used in) financing activities		$1,144,678	$—		$(3,705,366)		—		$(2,560,688)
	$		$—	$			$—	$
Foreign currency effect		$—	$—		$(484,800)		—		$(484,800)
Total cashflow		$—	$—		$4,205,998		$—		$4,205,998

	For the year ended December 31, 2021
	Etao		WOFE		VIE		Elimination	Consolidated
Net loss from continuing business		$(9,081,349)		$—		$(871,134)	$—		$(9,952,483)
Adjustment:	$			$—	$		—	$
Depreciation and amortization	$			$—		$1,696,188	$—		$1,696,188
Bad debt provision	$			$—		$237,960	—		$237,960
Impairment for equity investment		$3,766,000		$—		$—	$—		$3,905,776
Shares issued for compensation		$5,000,000		$—		$—	—		$5,000,000
Changes in operating assets:			$		$
Decrease/(increase) of restricted cash, current		$—		$—		$(3,173,712)	—		$(3,173,712)
Decrease/(increase) of accounts receivable		$—		$—		$(2,113,002)	$—		$(2,113,002)
Decrease/(increase) of advances to suppliers		$—		$—		$(36,001)	—		$(36,001)
Decrease/(increase) of prepaid expenses and other receivables		$—		$—		$187,987	$—		$187,987
Decrease/(increase) of inventories		$—		$—		$(32,422)	—		$(32,422)
Decrease/(increase) of deferred tax assets		$—		$—		$(16,078)	$—		$(16,078)
Increase/(decrease) of accounts payable		$—		$—		$620,504	—		$620,504
Increase/(decrease) of advances from customers		$—		$—		$78,462	$—		$78,462
Increase/(decrease) of accrued expenses and other payables		$—		$—		$3,415,189	—		$3,415,189
Increase/(decrease) of lease liabilities		$—		$—		$(69,844)	$—		$(69,844)
Cash (used in) / provided by operating activities		$(315,349)		$—		$63,874	—		$(251,475)

Purchase of property, plant and equipment		$—		$—		$(2,349,181)	—		$(2,349,181)
Acquiring of intangible assets and long-term prepaid expenses		$—		$—		$(7,202)	$—		$(7,202)
Payment for short-term investment		$—		$—		$—	—		$—
Proceeds for equity investment		$—		$—		$15,531	$—		$15,531
Proceeds from disposal of investment in real property		$—		$—		$226,213	—		$226,213
Proceeds from rental deposit		$—		$—		$20,640	$—		$20,640
Cash increased by acquisition		$—		$—		$7,706,089	—		$7,706,089
Cash provided by / (used in) investing activities		$—		$—		$5,612,090	$—		$5,612,090

Proceeds/(repayment) of bank loans, net		$—		$—		$64,125	$—		$64,125
Proceeds/(repayment) of note payable, net		$—		$—		$(2,305,982)	—		$(2,305,982)
Proceeds/(repayment) from related parties		$—		$—		$2,446,680	$—		$2,446,680
Repayment of finance lease liability	$			$—		$(1,217,907)	—		$(1,217,907)
Proceeds from allotment of shares		$315,349		$—		$—	$—		$315,349
Cash provided by / (used in) financing activities		$315,349		$—		$(1,013,084)	—		$(697,734)
	$			$—	$		$—	$
Foreign currency effect		$—		$—		$64,330	—		$64,330
Total cashflow		$—		$—		$4,727,210	$—		$4,727,210

Going Concern

The accompanying financial statements have been prepared in conformity with U.S. GAAP which contemplates continuation of the Company on a going concern basis. The going concern basis assumes that assets are realized, and liabilities are settled in the ordinary course of business at amounts disclosed in the financial statements. As of and during the year ended December 31, 2022, the Company had a net working capital deficit of $7,625,158, accumulated deficit of $907,539,304, and net loss of $896,677,759. The factors give rise to substantial doubt to the Company’s ability to continue as going concern. The Company’s ability to continue as a going concern depends upon its ability to market and sell its products and services and sustainable profit margins and to generate positive operating cash flows.

Management’s plan is to continue improve operations by leveraging its distribution channels from its diverse subsidiaries across the entire healthcare ecosystem in order to generate sustainable profits and positive cash flows. The Company merged with a special purpose acquisition company (SPAC) and plan to raise additional capital through the private and public markets by using the SPAC as a financial platform. Management believes that the valuation and liquidity brought by a merger will allow for the Company to re-organize its debt and raise additional capital to expand operations to generate re-occurring sustainable profits and positive working capital. If the Company is not able to continue generating profits and positive operating cash flows, raise additional capital, or complete a merger with the SPAC, there is the risk that the Company may become insolvent.